LOANS, FINANCING AND DEBENTURES	6 Months Ended
Jun. 30, 2022
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

18.LOANS, FINANCING AND DEBENTURES

18.1.Breakdown by type

			Current		Non-current		Total
		Average
		annual
		interest rate -	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
Type	Interest rate	%	2022	2021	2022	2021	2022	2021
In foreign currency
BNDES	UMBNDES	4.97	13,472	14,399	4,478	11,952	17,950	26,351
Bonds	Fixed	4.99	905,664	972,053	43,426,332	46,253,007	44,331,996	47,225,060
Export credits ("export prepayment")	LIBOR/Fixed	4.08	795,964	818,896	16,832,931	17,916,691	17,628,895	18,735,587
Others			2,873	782			2,873	782
			1,717,973	1,806,130	60,263,741	64,181,650	61,981,714	65,987,780
In local currency
BNDES	TJLP	8.33	73,780	67,499	272,269	312,077	346,049	379,576
BNDES	TLP	11.02	32,632	32,854	943,144	703,502	975,776	736,356
BNDES	Fixed	4.75	24,242	24,672	10,532	22,611	34,774	47,283
BNDES	SELIC	5.83	49,628	35,086	794,341	782,685	843,969	817,771
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	11.19	1,452,508	1,561,639	1,164,331	1,687,560	2,616,839	3,249,199
NCE ("Export credit note")	CDI	12.52	64,434	39,535	1,276,973	1,276,330	1,341,407	1,315,865
NCR ("Rural producer certificate")	CDI	12.75	11,468	7,335	273,990	273,852	285,458	281,187
Export credits (“export prepayment”)	Fixed	8.06	23,400	77,694	1,315,275	1,314,737	1,338,675	1,392,431
Debentures	CDI	14.21	31,109	21,980	5,419,602	5,418,088	5,450,711	5,440,068
Others (Working capital and Industrial Development Fund ("FDI") and fair value adjustment on business combination)			(9,435)	(18,887)			(9,435)	(18,887)
			1,753,766	1,849,407	11,470,457	11,791,442	13,224,223	13,640,849
			3,471,739	3,655,537	71,734,198	75,973,092	75,205,937	79,628,629

Interest on financing			1,162,959	1,204,490			1,162,959	1,204,490
Non-current funding			2,308,780	2,451,047	71,734,198	75,973,092	74,042,978	78,424,139
			3,471,739	3,655,537	71,734,198	75,973,092	75,205,937	79,628,629

18.2.Rollforward in loans, financing and debentures

	June 30,	December 31,
	2022	2021
Beginning balance	79,628,629	72,899,882
Fundraising, net issuances	265,090	16,991,962
Interest accrued	1,851,948	3,207,278
Premium with early settlement		260,289
Monetary and exchange rate variation, net	(3,812,954)	4,847,320
Settlement of principal	(853,625)	(15,469,423)
Settlement of interest	(1,919,402)	(2,953,573)
Payment of premium with early settlements		(260,289)
Amortization of fundraising costs	36,799	103,246
Others (fair value adjustment on business combination)	9,452	1,937
Ending balance	75,205,937	79,628,629

18.3.Breakdown by maturity – non current

						2028
	2023	2024	2025	2026	2027	onwards	Total
In foreign currency
BNDES	4,478						4,478
Bonds			1,764,328	2,723,908	3,627,349	35,310,747	43,426,332
Export credits (“export prepayment”)		1,978,800	5,738,520	5,060,702	4,054,909		16,832,931
	4,478	1,978,800	7,502,848	7,784,610	7,682,258	35,310,747	60,263,741
In local currency
BNDES – TJLP	27,560	47,725	97,686	84,598	7,010	7,690	272,269
BNDES – TLP	19,075	38,149	36,902	42,528	111,278	695,212	943,144
BNDES – Fixed	6,522	4,010					10,532
BNDES – Selic	31,017	53,064	191,050	191,095	24,641	303,474	794,341
CRA (“Agribusiness Receivables Certificates”)	1,164,331						1,164,331
NCE (“Export credit note”)			640,800	636,173			1,276,973
NCR (“Rural producer certificate”)			137,500	136,490			273,990
Export credits (“export prepayment”)		1,315,275					1,315,275
Debentures			2,340,550	2,331,068		747,984	5,419,602
	1,248,505	1,458,223	3,444,488	3,421,952	142,929	1,754,360	11,470,457
	1,252,983	3,437,023	10,947,336	11,206,562	7,825,187	37,065,107	71,734,198

18.4.Breakdown by currency

	June 30,	December 31,
	2022	2021
Brazilian Reais	13,213,976	13,629,978
U.S. Dollar	61,974,010	65,972,300
Currency basket	17,951	26,351
	75,205,937	79,628,629

18.5.Fundraising costs

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			June 30,	December 31,
Type	Cost	Amortization	2022	2021
Bonds	434,970	206,392	228,578	261,006
CRA and NCE	125,222	109,000	16,222	21,606
Export credits (“export prepayment”)	191,710	103,950	87,760	110,817
Debentures	24,467	12,969	11,498	13,012
BNDES	63,588	50,428	13,160	13,473
Others	18,147	17,137	1,010	1,148
	858,104	499,876	358,228	421,062

18.6.Relevant transactions entered into the period

18.6.1.BNDES

On March 29, 2022, the Company raised with BNDES the amount of R$243,000 indexed by the interest rate Long-Term Rate ("TLP"), plus fixed interest of 2.33% p.a., with 2 (two) years grace period for principal and maturity in May 2036. The funds were allocated to projects in the industrial area.

18.7.Relevant transactions settled in the period

18.7.1.CRA settlement

On January 14, 2022, the Company settled a CRA contract , in the amount of R$761,572 (principal and interest) , with original maturity in January 2022 at a cost of 99% p.a. of the Interbank Deposit rate (“DI”).

18.8.Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) to be complied with.